Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10 - COMMITMENTS AND CONTINGENCIES

LEGAL MATTERS

From time to time, the Company is subject to legal proceedings arising in the ordinary course of business. Such matters are subject to uncertainties and outcomes are not predictable with assurance. Management believes at this time, there are no ongoing matters that will have a material adverse effect on the Company's business, financial position, results of operations, or cash flows.

Subsequent to the acquisition of 3D-ID, the Company licensed sixteen (16) U.S. patents. The Company does not generally conduct exhaustive patent searches to determine whether the technology used in our products infringes patents held by third parties. The Company may face claims by third parties that its products or technology infringe their patents or other intellectual property rights in the future. Any claim of infringement could cause the Company to incur substantial costs defending against the claim, even if the claim is invalid, and could distract the attention of the Company’s management. If any of the Company’s products are found to violate third-party proprietary rights, it may be required to pay substantial damages.

COMMITMENTS

On August 19, 2011, the Company signed a licensing agreement with Technest Holdings, Inc. and Genex Technologies, Inc., which granted 3D-ID a perpetual sub-licensable, exclusive, worldwide license to use their intellectual property in U.S. Federal and State markets, and a non-exclusive license in all other markets. The Company’s Chief Executive Officer (“CEO”) is a stockholder of and was the former CEO of Technest Holdings, Inc. In consideration of the license of rights affected by this Agreement, 3D-ID is obligated to pay Technest a royalty equal to 5% of net sales with a minimum royalty of $15,000 during the first two years and $20,000 for each contract year thereafter. For the year ended December 31, 2013, the Company incurred $15,000 in connection with the agreement. As of December 31, 2013, $35,000 of minimum royalties are included in accrued expenses in the consolidated balance sheet in connection with the agreement.

In October 2012, the Company entered into an agreement with a consultant to provide public relations and marketing services to the Company for a period of three months. Pursuant to the agreement, the Company agreed to pay the consultant a monthly cash fee of $5,000 and to issue the consultant shares of common stock per month with a fair value of $10,000 as compensation for services provided. During the year, the Company and the consultant verbally extended the agreement until October 30, 2013, with the same terms and conditions. The Company entered into a new agreement on November 1, 2013 for a period of six months and agreed to pay the consultant a monthly cash fee of $5,000.

During the year ended December 31, 2013, the Company issued 165,744 shares of common stock with an aggregate fair value of $90,000 and paid $60,000 in cash as compensation for services provided from January 1, 2013 to December 31, 2013. In addition the consultant was paid $41,875 for additional marketing services.

In November 2012, the Company entered into an agreement with a technology consulting firm to provide strategic marketing and sales services to the Company with respect to developing business opportunities with the Federal Government through March 2013. Pursuant to the agreement, the Company agreed to pay the consultant a monthly cash fee of $5,500 and a sales commission of 5% on executed contracts. The agreement ended in May 2013. For the year ended December 31, 2013, the Company incurred expenses in connection with this agreement of $11,000.

In January 2013, the Company entered into an agreement with a consultant to provide business development services to the Company for a period of three months. Pursuant to the agreement, the Company issued the consultant 20,000 shares of common stock with an aggregate fair value of $5,000.  The company also entered into an agreement with the same consultant for additional services ending December 31, 2013 in the amount of $65,000 in cash and 4,878 shares of common stock with a fair value of $20,000.

In January 2013, the Company entered into an agreement with a development and manufacturing company to provide samples of the Company’s smart card design for an aggregate of $150,000. Unless terminated early, the agreement will continue in full force and effect until the samples have been delivered to the Company. During the year ended December 31, 2013 the Company paid $125,000 and samples are currently in the process of being built.

In July 2013, the Company entered into an agreement with a consultant to provide public relations and marketing services to the Company for a period of six months. Pursuant to the agreement, the Company agreed to pay the consultant a monthly cash fee of $4,000 and to issue the consultant 4,000 shares of common stock per month as compensation for services provided. Commencing September 16, 2013, the agreement was amended to a monthly cash fee of $4,000 and to issue the consultant $4,000 in shares of common stock per month. During the year ended December 31, 2013, the consultant was issued 13,767 shares with an aggregate fair value of $42,240.

In August 2013, the Company entered into an agreement with a consultant to provide public relations and marketing services to the Company for a period of three months. Pursuant to the agreement, the Company issued the consultant 24,000 shares of common stock with an aggregate fair value of $24,000 as compensation for services provided.

On October 16, 2013, the Company entered into a lease agreement for office space in Palm Bay, Florida. The term of the lease is for three years with a monthly rent of $1,250 per month in the first year, increasing 3% annually thereafter. The Company’s rent expense in 2013 was not material, however, it is obligated to pay $15,000 in 2014, 15,450 in 2015 and 15,914 in 2016, for a total remaining lease commitment as of December 31, 2013 of $46,364.

On November 7, 2013, the Company entered into a three-year distribution and supply agreement with Voice of Big Data Solutions, Pvt. Ltd. (“VOBD”) for the distribution of the Company’s 3D facial recognition products in India and Sri Lanka on an exclusive basis and The Middle East and Singapore on a non-exclusive basis. The agreement is subject to termination at any time after the initial three-year term by either the Company or VOBD upon sixty (60) days written notice.

On July 3, 2014, the Company entered into a purchase commitment with a certain vendor for an aggregate amount of $696,500. The purchase commitment originally called for monthly deliveries through February 1, 2015. On December 16, 2014, the Company modified the purchase commitment by rescheduling certain of the original shipping dates to various dates later in 2015. As of December 31, 2014, the Company has paid $139,300 towards this purchase commitment.

On September 12, 2014, the Company entered into a lease agreement for office space in Oxford, Connecticut. The term of the lease is for two (2) years with a monthly rent of $2,300 in the first year, increasing to $2,450 per month in the second year. On October 3, 2014, the Company entered into a lease agreement for customer service and warehouse space in Melbourne, Florida. The lease term commences on January 1, 2015. The term of the lease is for three (3) years with a monthly rent amount of $6,395 which includes the base rent, an escrow for taxes and insurance, common area maintenance charges and applicable sale tax. The Company incurred rent expense of $28,071 for the year ended December 31, 2014, respectively. Minimum lease payments for non-cancelable operating leases are as follows:

Future Lease Obligations

2015	$125,058
2016	121,477
2017	87,426
Total future lease obligations	$333,961

On September 24, 2014, the Company entered into a private label distribution agreement with a company specializing in facial recognition technology and the agreement is for five (5) years and is renewable by mutual consent. The Company has agreed to pay a royalty of twenty percent (20%) on the net sales incorporating this technology subject to a monthly minimum royalty of $5,000.

On October 13, 2014, the Company entered into an agreement with a sales and marketing group to provide consulting services including the development and execution of a strategic market plan for the Wocket™. The term of the agreement is for fifteen months and the fee for services is $250,000. The agreement calls for the total payment to be made in three installments. The Company paid $125,000 upon execution of the agreement.

EMPLOYMENT AGREEMENT

Effective October 1, 2012, Nxt-ID entered into an employment agreement with its Chief Executive Officer. The employment agreement provides for:

●	An initial term of 3 years beginning on October 1, 2012.

●	A base salary of $150,000 per year, increasing to $300,000 per year, which occurred effective January 1, 2014.

●	Payment of all necessary and reasonable out-of-pocket expenses incurred by the executive in the performance of his duties under the agreement.

●	Eligibility to participate in bonus or incentive compensation plans that may be established by the board of directors from time to time applicable to the executive's services.

●
Eligibility to receive equity awards as determined by the board of directors, or a committee of the board of directors, composed in compliance with the corporate governance standards of any applicable listing exchange.